Estimated Future Scheduled Repayments (Parenthetical) (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
Bonds payable exclude an unamortized discount	$ 613
Prepaid debt issuance costs	$ 40,030